EMPLOYEE BENEFITS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFITS [Line Items]
Total contribution	$ 765,379	$ 674,100	$ 215,981
ReneSola Jiangsu [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer's contribution required by PRC law	19.20%
Renesola Shanghai Ltd [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	20.00%
Sichuan Bo Power Engineering Co., Ltd. [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	19.00%
Percentage of employer's contribution required by PRC law	18.00%
Zhejiang ReneSola Investment Ltd [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	14.00%
ReneSola Investment [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer's contribution required by PRC law	22.00%